5. Equity Method Investment (Details) - Mertiage Capital, Centennial Absolute Return Fund, L.P.	12 Months Ended
Dec. 31, 2015
Equity Method Investment, Description of Principal Activities	Company invested $10.0 million in Meritage Capital, Centennial Absolute Return Fund, L.P. (the 'Fund').
Equity Method Investment, Ownership Percentage	25.85%
Equity Method Investment, Additional Information	With at least 60 days notice, the Company has the ability to redeem its investment in the Fund at the end of any calendar quarter.